Significant Contracts (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Royalty Agreement With QVC [Member]
Business Acquisition [Line Items]
Royalty Revenue	$ 2,288,000	$ 1,992,000	$ 8,130,000	$ 7,690,000
Revenue from Royalty, Percentage	64.00%	62.00%	61.00%	61.00%
Accounts Receivable, Gross	2,349,000		2,060,000	1,900,000
Accounts Receivables, Percentage	63.00%		58.00%	55.00%
Accrued Fees and Other Revenue Receivable	441,000		152,000
Royalty Agreement With LCNY [Member]
Business Acquisition [Line Items]
Royalty Revenue			1,570,000	1,710,000
Revenue from Royalty, Percentage			12.00%	13.00%
Accounts Receivable, Gross			$ 610,000	$ 700,000
Accounts Receivables, Percentage			18.00%	20.00%